Global Equity Fund Average Annual Total Returns - Class A C I R2 R4 R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
MSCI World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.79%	12.80%	8.60%
MSCI World Value Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.51%	8.87%	5.89%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	13.28%	10.25%	6.44%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.53%	4.93%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.35%	7.94%	4.84%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	17.49%	10.60%	6.33%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	19.64%	11.70%	7.30%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	19.26%	11.28%	6.95%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	19.53%	11.64%	7.21%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	19.78%	11.82%	7.36%